Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	6 Months Ended
Jun. 30, 2025
Condensed Financial Information of the Parent Company [Line Items]
Schedule of Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

(Expressed in U.S. Dollars, except for the number of shares)

	June 30, 2025	December 31, 2024
	(Unaudited)
ASSETS
Current assets:
Cash	$5,843,809	$6,489,424
Short-term investments	15,650,000	14,700,000
Advances to suppliers, net	791,780	-
Intercompany receivables	15,000	15,000
Prepaid expenses and other current assets	54,795	1,293,893
Total current assets	22,355,384	22,498,317

Non-current assets
Investments in non-VIE subsidiaries	13,904,092	14,138,600
Total non-current assets	13,904,092	14,138,600
Total Assets	$36,259,476	$36,636,917

Liabilities and Shareholders’ Equity
Current liabilities
Intercompany payable	$1,364,251	$1,361,997
Advances from customers	299,995	-
Total current liabilities	1,664,246	1,361,997

Total Liabilities	1,664,246	1,361,997

Commitments and Contingencies	-	-

Shareholders’ Equity
Class A Ordinary Shares, US$0.0001 par value; 431,808,000 shares authorized, 21,107,364 shares issued and outstanding.	2,111	2,111
Class B Ordinary Shares, US$0.0001 par value; 58,192,000 shares authorized, 8,192,000 shares issued and outstanding.	819	819
Additional paid-in capital	24,920,060	24,920,060
Statutory reserve	836,215	836,215
Retained earnings	9,574,949	10,491,058
Accumulated other comprehensive loss	(738,924)	(975,343)
Total Shareholders’ Equity	34,595,230	35,274,920

Total Liabilities and Shareholders’ Equity	$36,259,476	$36,636,917

Schedule of Parent Company Statements of Operations and Comprehensive Income

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

(Expressed in U.S. Dollars)

	Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Operating expenses:
General and administrative	$548,003	$770,127
Total operating expenses	548,003	770,127

Operating loss	(548,003)	(770,127)

Other income (expense)
Net investment gain	15,616	203,675
Interest income	98,813	247,440
Other expense, net	(11,608)	(8,145)
Total other income, net	102,821	442,970

Share of (loss) income from subsidiaries	(470,927)	448,819

Net (loss) income	$(916,109)	$121,662
Comprehensive income
Net (loss) income	$(916,109)	$121,662

Comprehensive (loss) income	$(916,109)	$121,662
(Loss) earnings per ordinary share
Basic and diluted	$(0.03)	$0.01

Weighted average number of ordinary shares outstanding
Basic and diluted	29,299,364	14,392,364

Schedule of Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

(Expressed in U.S. Dollars)

	Six Months Ended June 30,
	2025	2024
	(Unaudited)	(Unaudited)
Operating activities:
Net (loss) income	$(916,109)	$121,662
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Accrued interest income from loans	-	(147,835)
Net investment gain	470,927	(652,494)
Changes in operating assets and liabilities:
Advances to suppliers	(791,780)	-
Prepaid expenses and other current assets	239,097	-
Advances from customers	299,995	-
Due to intercompany	2,255	-
Net cash used in operating activities	(695,615)	(678,667)

Investing activities
Loans to third parties	-	(1,092,453)
Prepayment from third-party loans	-	2,443,523
Purchases of held-to maturity investments	(1,650,000)	(9,500,000)
Redemption of Held-to-maturity investments	700,000	-
Deposit for acquisition	-	(1,010,041)
Refund of deposit for acquisition	1,000,000	-
Net cash provided by (used in) investing activities	50,000	(9,158,971)

Financing activities
Proceeds from private placement	-	8,200,000
Net cash provided by financing activities	-	8,200,000

Net decrease in cash	(645,615)	(1,637,638)
Cash and equivalents at beginning of period	6,489,424	8,236,065
Cash and equivalents at end of period	$5,843,809	$6,598,427